Consolidated VIEs and Noncontrolling Interests - Summary of Chinaco's Contribution to Company's Consolidated Results of Operation (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Revenue	$ 661,031		$ 810,752	$ 1,852,362	$ 2,749,369	$ 3,415,865	$ 3,458,592	$ 1,821,751
Location operating expenses	752,493		924,363	2,351,305	2,729,165	3,542,918	2,758,318
Restructuring and other related costs	15,934		18,964	481,979	155,180	206,703	329,221
Impairments/(gain on sale) of goodwill, intangibles and other assets		$ 300,000			3,541	3,066	63,128	29,572
Depreciation and amortization	170,816		197,964	535,157	588,120	779,368	589,914	313,514
Total Expenses	1,301,079		1,842,905	4,848,203	5,821,058	7,762,628	7,378,090	3,512,750
Pre-tax loss	(846,513)		(993,874)	(3,823,936)	(2,643,836)	(3,814,351)	(3,729,250)	(1,928,269)
Net loss	(844,262)		(999,460)	(3,828,967)	(2,665,537)	(3,833,857)	(3,774,887)	(1,927,419)
Net loss attributable to WeWork Inc.	(802,400)		(941,263)	(3,723,600)	(1,988,961)	(3,129,358)	(3,264,738)	(1,610,792)
China Co [Member]
Schedule of Equity Method Investments [Line Items]
Revenue	0		69,340	0	206,261	206,261	228,537	99,529
Location operating expenses	0		87,097	0	266,318	266,318	290,254	116,173
Restructuring and other related costs	0		(47,642)	0	(18,660)	(18,660)	6,684
Impairments/(gain on sale) of goodwill, intangibles and other assets	0		78,441	0	450,312	450,312
Depreciation and amortization	0		10,862	0	39,208	39,208	42,257	20,584
Total Expenses	0		149,527	0	819,527	819,527	496,113	341,237
Pre-tax loss	0		(58,437)	0	(598,727)	(598,727)	(266,230)	(243,508)
Net loss	0		(66,221)	0	(609,820)	(609,820)	(274,019)	(244,613)
Net loss attributable to WeWork Inc.	$ 0		$ (32,733)	$ 0	$ (62,997)	$ (62,997)	$ 39,072	$ (48,569)